SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Lease liability	$ 348,997	$ 384,382	$ 517,890
Less current portion	(151,800)	(147,993)	(133,508)
Long term portion	$ 197,197	$ 236,389	$ 384,382